Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000231762 | Global X Blockchain ETF9298688
Holdings [Line Items]
Percent of Total Investments	55.00%
C000231762 | Global X 1-3 Month T-Bill ETF9298682
Holdings [Line Items]
Percent of Total Investments	26.60%
C000231762 | CME Bitcoin9312438
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000231762 | Future
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000231762 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	81.60%
C000245376 | Global X 1-3 Month T-Bill ETF9299106
Holdings [Line Items]
Percent of Total Investments	67.60%
C000245376 | CME Micro Bitcoin9312439
Holdings [Line Items]
Percent of Total Investments	(0.20%)
C000245376 | CME Bitcoin9312440
Holdings [Line Items]
Percent of Total Investments	(1.00%)
C000245376 | Future
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000245376 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000259532 | U.S. Treasury Bill9299536
Holdings [Line Items]
Percent of Total Investments	28.60%
C000259532 | iShares Bitcoin Trust ETF9303018
Holdings [Line Items]
Percent of Total Investments	17.40%
C000259532 | VanEck Bitcoin ETF9303013
Holdings [Line Items]
Percent of Total Investments	12.10%
C000259532 | iShares Bitcoin Trust ETF9303023
Holdings [Line Items]
Percent of Total Investments	0.70%
C000259532 | iShares Bitcoin Trust ETF9303027
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000259532 | iShares Bitcoin Trust ETF9303020
Holdings [Line Items]
Percent of Total Investments	(0.80%)
C000259532 | iShares Bitcoin Trust ETF9303016
Holdings [Line Items]
Percent of Total Investments	(1.20%)
C000259532 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000259532 | Exchange-Traded Product
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000259532 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000259532 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000171851 | U.S. Treasury Bill9300850
Holdings [Line Items]
Percent of Total Investments	29.60%
C000171851 | iShares Ethereum Trust ETF9312846
Holdings [Line Items]
Percent of Total Investments	21.10%
C000171851 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000171851 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.60%